Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Citigroup Global Markets Inc., Citi Real Estate Funding Inc., J.P. Morgan Securities LLC and JPMorgan Chase Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the OPEN Trust 2023-AIR, Commercial Mortgage Pass-Through Certificates, Series 2023-AIR securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 38 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of November 15, 2023.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 20, 2023 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2023-AIR Accounting Tape Final.xlsx (provided on October 20, 2023).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Ground Lease” refers to the draft or signed ground lease agreement, abstract or exhibit thereof.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement or any amendments thereof.
•	The phrase “Management Agreement” refers to a signed or draft management agreement.
•	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From September 12, 2023 through October 20, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C, or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 20, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

OPEN Trust 2023-AIR	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Underwriting File	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Collateral SF	Underwriting File	None
19	Loan Per SF ($)	Recalculation	None
20	Original Balance ($)	Loan Agreement	None
21	Cut-off Date Balance ($)	Recalculation	None
22	Allocated Mortgage Loan Amount ($)	Loan Agreement	None
23	% of Initial Pool Balance	Recalculation	None
24	Pari Passu Split (Y/N)	Loan Agreement	None
25	Mortgage Loan Rate (%)	Recalculation	None
26	Mortgage Loan Interest Rate (At SOFR Cap)	Recalculation	None
27	Administrative Fee Rate (%)	None - Company Provided	None
28	Margin	None - Company Provided	None
29	Mortgage Loan Index	Loan Agreement	None
30	Assumed SOFR	None - Company Provided	None
31	SOFR Rounding Methodology	Loan Agreement	None
32	Float Rate Change Frequency (Mos)	Loan Agreement	None
33	SOFR Floor	Loan Agreement	None
34	SOFR Strike Cap	None - Company Provided	None
35	SOFR Cap After Extension	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

OPEN Trust 2023-AIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
36	SOFR Cap Expiration	None - Company Provided	None
37	SOFR Cap Counterparty	None - Company Provided	None
38	SOFR cap Counterparty rating (S&P / MIS / FITCH)	None - Company Provided	None
39	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Recalculation	None
40	Mortgage Loan NCF DSCR at SOFR cap	Recalculation	None
41	SOFR Lookback Days	Loan Agreement	None
42	Extension Options (Y/N)	Loan Agreement	None
43	Extension Options (#/Mos)	Loan Agreement	None
44	Extension Spread Increase Description	Loan Agreement	None
45	First Extension Fee	Loan Agreement	None
46	Second Extension Fee	Loan Agreement	None
47	Third Extension Fee	Loan Agreement	None
48	Fully Extended Original Term	Recalculation	None
49	Fully Extended Remaining Term	Recalculation	None
50	Fully Extended Maturity Date	Loan Agreement	None
51	Fully Extended Amortization Term	Not Applicable*	None
52	Mortgage Loan Monthly Payment ($)	Recalculation	None
53	Mortgage Loan Annual Debt Service ($)	Recalculation	None
54	Interest Accrual Method	Loan Agreement	None
55	Interest Accrual Period	Loan Agreement	None
56	Origination Date	None - Company Provided	None
57	First Due Date	Loan Agreement	None
58	Last IO Due Date	Loan Agreement	None
59	First P&I Due Date	Loan Agreement	None
60	Due Date	Loan Agreement	None
61	Grace Period- Late Fee	Loan Agreement	None
62	Grace Period- Default	Loan Agreement	None
63	Amortization Type	Loan Agreement	None
64	Original Interest-Only Period (Mos.)	Recalculation	None
65	Remaining Interest-Only Period (Mos.)	Recalculation	None
66	Original Term To Maturity (Mos.)	Recalculation	None
67	Remaining Term To Maturity (Mos.)	Recalculation	None
68	Original Amortization Term (Mos.)	Not Applicable*	None
69	Remaining Amortization Term (Mos.)	Not Applicable*	None
70	Seasoning	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

OPEN Trust 2023-AIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
71	Maturity Date	Loan Agreement	None
72	Balloon Balance ($)	Recalculation	None
73	Lockbox	Loan Agreement	None
74	Cash Management	Loan Agreement	None
75	Cash Management Triggers	Loan Agreement	None
76	Performance Test Trigger Level	Loan Agreement	None
77	Cross-Collateralized (Y/N)	Not Applicable*	None
78	Crossed Group	Not Applicable*	None
79	Lockout Period	Not Applicable*	None
80	Lockout Expiration Date	Not Applicable*	None
81	Prepayment Begin Date	Loan Agreement	None
82	Prepayment End Date	Loan Agreement	None
83	Open Period Begin Date	Loan Agreement	None
84	Open Period (Payments)	Recalculation	None
85	Prepayment Type	Loan Agreement	None
86	Prepayment Provision	Loan Agreement	None
87	Partially Prepayable without Penalty	Loan Agreement	None
88	Partially Prepayable without Penalty Description	Loan Agreement	None
89	Partial Collateral Release Description	Loan Agreement	None
90	Yield Maintenance Index	Not Applicable*	None
91	Yield Maintenance Discount	Not Applicable*	None
92	Yield Maintenance Margin	Not Applicable*	None
93	Yield Maintenance Calculation Method	Not Applicable*	None
94	Day of Month Prepayment Permitted	Loan Agreement	None
95	Due on Sale	Loan Agreement	None
96	Due on Encumbrance	Loan Agreement	None
97	Other Subordinate Debt Balance ($)	Not Applicable*	None
98	Other Subordinate Debt Type	Not Applicable*	None
99	Future Debt Allowed?	Loan Agreement	None
100	Mortgage Assumable?	Loan Agreement	None
101	Assumption Fee	Loan Agreement	None
102	Appraiser Designation	Appraisal Report	None
103	Appraisal FIRREA (Y/N)	Appraisal Report	None
104	Appraisal Date	Appraisal Report	None
105	Appraised Value ($)	Appraisal Report	None
106	Portfolio Appraised Value ($)	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

OPEN Trust 2023-AIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
107	As-Stabilized Appraisal Date	Appraisal Report	None
108	As-Stabilized Appraised Value ($)	Appraisal Report	None
109	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
110	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
111	Single Tenant (Y/N)	Underwriting File	None
112	Engineering Report Date	Engineering Report	None
113	Environmental Phase I Report Date	Environmental Report	None
114	Environmental Phase II	Environmental Report	None
115	Environmental Phase II Report Date	Environmental Report	None
116	PML or SEL (%)	Not Applicable*	None
117	Seismic Report Date	Not Applicable*	None
118	Earthquake Insurance Required (Y/N)	None - Company Provided	None
119	Terrorism Insurance Required (Y/N)	Loan Agreement	None
120	Environmental Insurance Required (Y/N)	Loan Agreement	None
121	Blanket Insurance Policy (Y/N)	None - Company Provided	None
122	Lien Position	Title Policy	None
123	Ownership Interest	Title Policy	None
124	Condominium Present?	Loan Agreement	None
125	Ground Lease (Y/N)	Ground Lease	None
126	Annual Ground Lease Payment ($)	Ground Lease	None
127	Ground Lease Expiration Date	Ground Lease	None
128	Ground Lease Extension (Y/N)	Ground Lease	None
129	# of Ground Lease Extension Options	Ground Lease	None
130	Ground Lease Expiration Date after all Extensions	Ground Lease	None
131	2020 EGI Date	Underwriting File	None
132	2020 EGI ($)	Underwriting File	$1.00
133	2020 Expenses ($)	Underwriting File	$1.00
134	2020 Outparcel NOI Adjustment	Underwriting File	$1.00
135	2020 NOI ($)	Underwriting File	$1.00
136	2020 Replacement Reserve ($)	Underwriting File	$1.00
137	2020 TILC Reserve ($)	Underwriting File	$1.00
138	2020 NCF ($)	Underwriting File	$1.00
139	2021 EGI Date	Underwriting File	None
140	2021 EGI ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

OPEN Trust 2023-AIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
141	2021 Expenses ($)	Underwriting File	$1.00
142	2021 Outparcel NOI Adjustment	Underwriting File	$1.00
143	2021 NOI ($)	Underwriting File	$1.00
144	2021 Replacement Reserve ($)	Underwriting File	$1.00
145	2021 TILC Reserve ($)	Underwriting File	$1.00
146	2021 NCF ($)	Underwriting File	$1.00
147	2022 EGI Date	Underwriting File	None
148	2022 EGI ($)	Underwriting File	$1.00
149	2022 Expenses ($)	Underwriting File	$1.00
150	2022 Outparcel NOI Adjustment	Underwriting File	$1.00
151	2022 NOI ($)	Underwriting File	$1.00
152	2022 Replacement Reserve ($)	Underwriting File	$1.00
153	2022 TILC Reserve ($)	Underwriting File	$1.00
154	2022 NCF ($)	Underwriting File	$1.00
155	Most Recent Date (if past 2022)	Underwriting File	None
156	Most Recent # of months	Underwriting File	None
157	Most Recent Description	Underwriting File	None
158	Most Recent EGI (if past 2022) ($)	Underwriting File	$1.00
159	Most Recent Expenses (if past 2022) ($)	Underwriting File	$1.00
160	Most Recent Outparcel NOI Adjustment	Underwriting File	$1.00
161	Most Recent NOI (if past 2022) ($)	Underwriting File	$1.00
162	Most Recent Replacement Reserve (if past 2022) ($)	Underwriting File	$1.00
163	Most Recent TILC Reserve (if past 2022) ($)	Underwriting File	$1.00
164	Most Recent NCF (if past 2022) ($)	Underwriting File	$1.00
165	Underwritten EGI ($)	Underwriting File	$1.00
166	Underwritten Expenses ($)	Underwriting File	$1.00
167	Underwritten Outparcel NOI Adjustment	Underwriting File	$1.00
168	Underwritten Net Operating Income ($)	Underwriting File	$1.00
169	Underwritten NOI DSCR (x)	Recalculation	None
170	Underwritten NOI Debt Yield	Recalculation	None
171	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
172	Underwritten TI / LC ($)	Underwriting File	$1.00
173	Underwritten Other Reserve ($)	Underwriting File	$1.00
174	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

OPEN Trust 2023-AIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
175	Underwritten NCF DSCR (x)	Recalculation	None
176	Underwritten NCF Debt Yield	Recalculation	None
177	Occupancy (%)	Underwriting File	None
178	Occupancy Date	Underwriting File	None
179	Rent Steps Date	Not Applicable*	None
180	Largest Tenant	Underwriting File	None
181	Largest Tenant Sq Ft	Underwriting File	None
182	Largest Tenant Lease Expiration	Underwriting File	None
183	Second Largest Tenant	Underwriting File	None
184	Second Largest Tenant Sq Ft	Underwriting File	None
185	Second Largest Tenant Lease Expiration	Underwriting File	None
186	Third Largest Tenant	Underwriting File	None
187	Third Largest Tenant Sq Ft	Underwriting File	None
188	Third Largest Tenant Lease Expiration	Underwriting File	None
189	Fourth Largest Tenant	Underwriting File	None
190	Fourth Largest Tenant Sq Ft	Underwriting File	None
191	Fourth Largest Tenant Lease Expiration	Underwriting File	None
192	Fifth Largest Tenant	Underwriting File	None
193	Fifth Largest Tenant Sq Ft	Underwriting File	None
194	Fifth Largest Tenant Lease Expiration	Underwriting File	None
195	Upfront RE Tax Reserve ($)	Loan Agreement	None
196	Ongoing RE Tax Reserve ($)	None - Company Provided	None
197	Upfront Insurance Reserve ($)	Loan Agreement	None
198	Ongoing Insurance Reserve ($)	None - Company Provided	None
199	Upfront Replacement Reserve ($)	Loan Agreement	None
200	Ongoing Replacement Reserve ($)	None - Company Provided	None
201	Replacement Reserve Caps ($)	Loan Agreement	None
202	Upfront TI/LC Reserve ($)	Loan Agreement	None
203	Ongoing TI/LC Reserve ($)	None - Company Provided	None
204	TI/LC Caps ($)	Loan Agreement	None
205	Upfront Debt Service Reserve ($)	Loan Agreement	None
206	Ongoing Debt Service Reserve ($)	Loan Agreement	None
207	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
208	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
209	Upfront Environmental Reserve ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

OPEN Trust 2023-AIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
210	Ongoing Environmental Reserve ($)	Loan Agreement	None
211	Upfront Other Reserve ($)	None - Company Provided	None
212	Ongoing Other Reserve ($)	None - Company Provided	None
213	Other Reserve Description	None - Company Provided	None
214	Letter of Credit?	None - Company Provided	None
215	Letter of Credit Balance ($)	None - Company Provided	None
216	Letter of Credit Description	None - Company Provided	None
217	Release Provisions (Y/N)	Loan Agreement	None
218	Loan Purpose	None - Company Provided	None
219	Borrower Name	Loan Agreement	None
220	Tenant In Common (Y/N)	Loan Agreement	None
221	Sponsor	None - Company Provided	None
222	Carve-out Guarantor	Guaranty Agreement	None
223	Recourse	Guaranty Agreement	None
224	Related Group	Not Applicable*	None
225	Single Purpose Borrower (Y/N)	Loan Agreement	None
226	Property Manager	Management Agreement	None
227	Exit Fee	Not Applicable*	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

OPEN Trust 2023-AIR	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per SF ($)	Quotient of (i) Cut-off Date Balance ($) and (ii) Collateral SF.
21	Cut-off Date Balance ($)	Set equal to Original Balance ($).
23	% of Initial Pool Balance	Quotient of (i) Allocated Mortgage Loan Amount ($) and (ii) the aggregate Allocated Mortgage Loan Amount ($).
25	Mortgage Loan Rate (%)	Sum of (i) Assumed SOFR and (ii) Margin.
26	Mortgage Loan Interest Rate (At SOFR Cap)	Sum of (i) SOFR Strike Cap and (ii) Margin.
39	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Product of (a) Cut-off Date Balance ($) and (b) Mortgage Loan Interest Rate (At SOFR Cap) and (c) the Interest Accrual Method (365/360).
40	Mortgage Loan NCF DSCR at SOFR cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service at SOFR Cap ($).
48	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
49	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
52	Mortgage Loan Monthly Payment ($)	Quotient of (i) Product of (a) Cut-off Date Balance ($) and (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
53	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
64	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
65	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
66	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
67	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
70	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
72	Balloon Balance ($)	Set equal to Original Balance ($).
84	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
109	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Cut-off Date Balance ($) and (ii) Portfolio Appraised Value ($).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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OPEN Trust 2023-AIR	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
110	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Portfolio Appraised Value ($).
169	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
170	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Cut-off Date Balance ($).
175	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
176	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

OPEN Trust 2023-AIR	EXHIBIT C
Additional Company Provided Attributes

Exhibit C – Additional Company Provided Attributes

Property Name	Specified Attribute
Fairfax Court	Environmental Phase II
The Plaza at Buckland Hills	Environmental Phase II
Fairfax Court	Environmental Phase II Report Date
The Plaza at Buckland Hills	Environmental Phase II Report Date

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15